Taxes - Income tax - Net current tax - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Net current tax assets / (liabilities) in the opening balance	€ (629)	€ (636)	€ (464)
Cash tax payments	1,086	1,079	928
Cash tax payments including tax dispute reimbursement	(1,160)
Change in income statement	1,245	(1,093)	(1,116)
Change in retained earnings	(2)	48	0
Changes in the scope of consolidation	0	(1)	19
Translation adjustment	4	(1)	(3)
Reclassifications and other items	(4)	(24)
Net current tax assets / (liabilities) in the closing balance	€ (545)	€ (629)	€ (636)